UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                            Oppenheimer Money Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Oppenheimer Money Fund/VA

                                                                     Principal
                                                                        Amount              Value
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CERTIFICATES OF DEPOSIT--17.6%
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DOMESTIC CERTIFICATES OF DEPOSIT--4.6%
Citibank NA, 1.67%, 11/23/04                                      $  5,000,000      $   5,000,000
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M&I Marshall & Ilsley Bank, 1.81%, 12/20/04                          5,000,000          4,999,329
                                                                                    -------------
                                                                                        9,999,329

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YANKEE CERTIFICATES OF DEPOSIT--13.0%
BNP Paribas, New York, 1.74%, 6/22/05 1                              5,000,000          4,998,362
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Nordea Bank Finland plc, New York Branch:
1.75%, 12/15/04                                                      3,000,000          3,000,000
1.765%, 6/29/05 1                                                    3,000,000          2,999,216
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Royal Bank of Scotland, New York, 1.77%, 12/22/04                    3,400,000          3,400,000
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Societe Generale, New York, 1.69%, 6/14/05 1                         5,000,000          4,998,941
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Svenska Handelsbanken NY, 1.72%, 12/20/04                            5,000,000          5,000,000
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Toronto Dominion Bank, New York, 1.74%, 12/2/04                      4,000,000          4,000,000
                                                                                    -------------
                                                                                       28,396,519

                                                                                    -------------
Total Certificates of Deposit (Cost $38,395,848)                                       38,395,848

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DIRECT BANK OBLIGATIONS--11.6%
AB SPINTAB, 1.66%, 12/7/04                                           5,000,000          4,984,553
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ABN AMRO North America Finance, Inc., 1.70%, 12/10/04                2,500,000          2,491,736
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DnB NOR Bank ASA, 1.81%, 12/10/04                                    2,700,000          2,690,524
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Governor & Co. of the Bank of Ireland, 2.08%, 3/29/05 2              2,000,000          1,979,316
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HBOS Treasury Services:
1.635%, 11/2/04                                                      5,000,000          4,992,733
1.70%, 12/9/04                                                       1,557,000          1,551,927
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Nordea North America, Inc., 1.60%, 10/14/04                          1,000,000            999,422
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Societe Generale North America, 1.71%, 12/15/04                      2,800,000          2,790,025
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UBS Finance (Delaware) LLC, 1.88%, 10/1/04                           2,800,000          2,800,000
                                                                                    -------------
Total Direct Bank Obligations (Cost $25,280,236)                                       25,280,236

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SHORT-TERM NOTES--63.8%
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ASSET-BACKED--21.5%
Crown Point Capital Co.:
1.85%, 1/21/05 2                                                     4,100,000          4,076,402
2.11%, 3/21/05 2                                                     2,325,000          2,301,698
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Eiffel Funding LLC:
1.61%, 10/25/04 2                                                    4,250,000          4,245,438
1.68%, 11/18/04 2                                                    2,500,000          2,494,400
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FCAR Owner Trust I, 1.61%, 10/15/04                                  5,900,000          5,896,374
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Gotham Funding Corp.:
1.84%, 10/26/04 2                                                    3,750,000          3,745,208
1.85%, 10/5/04 2                                                     2,500,000          2,499,536
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GOVCO, Inc., 1.55%, 10/19/04 2                                       2,800,000          2,797,830
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Legacy Capital LLC, 2.02%, 3/4/05 2                                  2,500,000          2,478,290
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Lexington Parker Capital Co. LLC, 1.74%, 11/16/04 2                  1,219,000          1,216,290
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Neptune Funding Corp.:
1.86%, 10/4/04 2                                                     2,901,000          2,900,601
2.04%, 3/7/05 2                                                      3,500,000          3,468,862
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Thornburg Mortgage Capital Resources, 1.69%, 11/1/04 2               2,500,000          2,497,543
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Victory Receivables Corp.:
1.69%, 10/6/04 2                                                     1,202,000          1,201,741
1.70%, 10/12/04 2                                                    5,000,000          4,997,632
                                                                                    -------------
                                                                                       46,817,845

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CAPITAL MARKETS--12.4%
Banc of America Securities LLC, 1.86%, 10/1/04 1                     5,000,000          5,000,000
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Citigroup Global Markets Holdings, Inc., 1.56%, 10/22/04             2,500,000          2,497,732
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First Clearing LLC, 1.93%, 6/6/05 1                                  8,000,000          8,000,000
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Goldman Sachs Group, Inc.:
1.25%, 10/20/04 3                                                    1,500,000          1,500,000
1.81%, 12/15/04 3                                                    5,000,000          5,000,000
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Lehman Brothers, Inc., 2.13%, 12/15/04 1                             5,000,000          5,000,000
                                                                                    -------------
                                                                                       26,997,732

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COMMERCIAL BANKS--4.6%
Bank of America Corp., 1.60%, 10/26/04                               5,000,000          4,994,444
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HSBC USA, Inc., 1.64%, 11/1/04                                       5,000,000          4,992,960
                                                                                    -------------
                                                                                        9,987,404

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COMMERCIAL FINANCE--1.6%
Private Export Funding Corp.:
1.73%, 12/21/04 2                                                    1,500,000          1,494,161
1.73%, 12/22/04 2                                                    2,000,000          1,992,119
                                                                                    -------------
                                                                                        3,486,280

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CONSUMER FINANCE--0.7%
American Express Credit Corp., Series B, 1.96%, 12/27/04 1           1,500,000          1,500,491
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DIVERSIFIED FINANCIAL SERVICES--1.6%
Greenwich Capital Holdings, Inc., 1.58%, 10/8/04                     3,500,000          3,498,925
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INSURANCE--11.7%
ING America Insurance Holdings, Inc.:
1.60%, 10/18/04                                                      5,000,000          4,996,222
1.72%, 11/29/04                                                      1,500,000          1,495,772
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ING USA Annuity & Life Insurance Co., 1.76%, 11/17/04                3,400,000          3,400,000
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Jackson National Life Global Funding, Series 2004-6, 1.76%,
10/15/04 1,4                                                         2,500,000          2,500,000
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Marsh & McLennan Cos., Inc., 1.51%, 10/6/04 2                        5,000,000          4,998,951
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Metropolitan Life Global Funding I, Series 2003-5, 1.80%,
10/15/04 1,3                                                         4,000,000          4,000,000
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United of Omaha Life Insurance Co., 1.75%, 10/1/04 1,3               4,000,000          4,000,000
                                                                                    -------------
                                                                                       25,390,945

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SPECIAL PURPOSE FINANCIAL--9.7%
Cooperative Assn. of Tractor Dealers, Inc., Series A:
1.67%, 10/29/04                                                      1,000,000            998,701
1.80%, 12/17/04                                                      1,500,000          1,494,225
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Cooperative Assn. of Tractor Dealers, Inc., Series B:
1.60%, 10/25/04                                                      1,000,000            998,933
1.65%, 10/29/04                                                      1,000,000            998,717
1.70%, 11/5/04                                                       1,200,000          1,198,017
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K2 (USA) LLC, 1.80%, 6/30/05 1,4                                     3,000,000          2,999,545
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LINKS Finance LLC, 1.73%, 10/15/04 1,4                               2,500,000          2,500,000
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Parkland (USA) LLC, 1.74%, 1/14/05 1,4                               2,000,000          1,999,942
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RACERS Trust, Series 2004-6-MM, 1.83%, 10/22/04 1,4                  1,000,000          1,000,000
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Sigma Finance, Inc.:
1.77%, 12/20/04 1,4                                                  3,000,000          2,999,867
1.81%, 11/26/04 1,4                                                  4,000,000          3,999,908
                                                                                    -------------
                                                                                       21,187,855

                                                                                    -------------
Total Short-Term Notes (Cost $138,867,477)                                            138,867,477

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U.S. GOVERNMENT AGENCIES--6.9%
Federal Home Loan Bank, 1.50%, 3/1/05                                2,000,000          2,000,000
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Federal Home Loan Mortgage Corp., 1.72%, 12/27/04                    3,500,000          3,485,452
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Federal National Mortgage Assn.:
1.375%, 2/18/05                                                      2,000,000          2,000,000
1.60%, 5/13/05                                                       2,500,000          2,500,000
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FNMA Master Credit Facility, 1.77%, 12/1/04                          5,000,000          4,985,005
                                                                                    -------------
Total U.S. Government Agencies (Cost $14,970,457)                                      14,970,457
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Total Investments, at Value (Cost $217,514,018)                           99.9%       217,514,018
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Other Assets Net of Liabilities                                            0.1            157,389
                                                                ----------------------------------
Net Assets                                                               100.0%      $217,671,407
                                                                ==================================



Footnotes to Statement of Investments


Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.
1. Represents the current interest rate for a variable or increasing rate security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $51,386,018, or 23.61% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3. Illiquid security.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $17,999,262 or 8.27% of the Fund's net assets as of September 30, 2004.


SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)